Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ECMOHO Ltd
Entity Central Index Key	0001763197
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39121
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor, 1000 Tianyaoqiao Road
Entity Address, Address Line Two	Xuhui District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200030
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	3rd Floor, 1000 Tianyaoqiao Road
Entity Address, Address Line Two	Xuhui District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200030
Contact Personnel Name	Zoe Wang
City Area Code	+86
Local Phone Number	21 6113 2270
Contact Personnel Email Address	ir@ecmoho.com
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	63,567,099
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	75,150,400
American Depositary Shares ("ADS")
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing four Class A ordinary shares
Trading Symbol	MOHO
Security Exchange Name	NASDAQ